Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Line Items]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the IPO on March 15, 2021, the Company sold 12,000,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit consists of (i) one Public Subunit, which consists of one Public Share and one-quarter of one Public Warrant, and (ii) one-quarter of one Public Warrant. Each whole warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share. Each whole warrant will become exercisable 30 days after the completion of an initial Business Combination and will expire on the fifth anniversary of the completion of an initial Business Combination, or earlier upon redemption or liquidation.

On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units, at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $13,000,000.

Following the closing of the IPO on March 15, 2021 and the underwriters’ partial exercise of over-allotment option on March 19, 2021, $133,000,000 from the net proceeds of the sale of the Public Units in the IPO and the sale of the Private Units was placed in the Trust Account. The funds held in Trust Account is and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act.

Archimedes Tech Spac Partners Co [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 4 — Initial Public Offering

Pursuant to the IPO on March 15, 2021, the Company sold 12,000,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit consists of (i) one Public Subunit, which consists of one Public Share and one-quarter of one Public Warrant, and (ii) one-quarter of one Public Warrant. Each whole warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share. Each whole warrant will become exercisable 30 days after the completion of an initial Business Combination and will expire on the fifth anniversary of the completion of an initial Business Combination, or earlier upon redemption or liquidation.

On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units, at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $13,000,000.

Following the closing of the IPO on March 15, 2021 and the underwriters’ partial exercise of over-allotment option on March 19, 2021, $133,000,000 from the net proceeds of the sale of the Public Units in the IPO and the sale of the Private Units was placed in the Trust Account. The funds held in Trust Account is and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act.